SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Textual) $ / shares in Units, ¥ in Thousands	12 Months Ended
	Jun. 30, 2015 USD ($) $ / shares	Jun. 30, 2014 USD ($) $ / shares	Jun. 30, 2014 CNY (¥)	Jun. 30, 2013 USD ($) $ / shares
Accounting Policies [Line Items]
Percentage Of Recognized Contractual Revenue	100.00%
Effective Value Added Tax Rate	17.00%
Percentage Of After Tax Income Transferred To Statutory Reserved	10.00%
Statutory Reserved, Balance, Maximum ,Description	50% of the registered capital
Impairment loss on long-term investment		$ 325,000	¥ 2,000
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Gain (Loss) Arising During Period, Net of Tax	$ (6,765,000)	$ 794,000		$ 800,000
Percentage Of Currency Depreciation	0.64%	0.42%	0.42%	2.31%
Retained Amount of Accounts Receivable	$ 10,379,650	$ 9,653,000		$ 6,549,000
Government Grants Received	7,593,000	5,792,000		11,322,000
Revenue from Grants	$ 2,191,000	5,103,000		4,878,000
Integrated Solutions Contracts Range Minimum	6 months
Integrated Solutions Contracts Range Maximum	5 years
Translation adjustments	$ (1,386,000)	$ 2,146,000		$ 4,193,000
Decreased Net Income Per Share Basic | $ / shares	$ 0.45	$ 0.08		$ 0.20
Decreased Net Income Per Share diluted | $ / shares	$ 0.44	$ 0.08		$ 0.20
Decreased Net Income	$ 26,232,000	$ 4,436,000		$ 11,253,000
Malaysia [Member]
Accounting Policies [Line Items]
Deposits Assets	$ 5,878,000	$ 11,234,000
Accounts Receivable [Member]
Accounting Policies [Line Items]
Concentration Risk, Percentage	10.00%	10.00%	10.00%
PRC [Member]
Accounting Policies [Line Items]
Deposits Assets	$ 29,051,000	$ 17,100,000
Cost-method Investments [Member]
Accounting Policies [Line Items]
Impairment loss on long-term investment	$ 0	$ 325,000		$ 0
Software Development [Member]
Accounting Policies [Line Items]
Percentage Of Value Added Tax Refunded	3.00%
Minimum [Member]
Accounting Policies [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired	20.00%
Contract Period	6 months
Minimum [Member] | Use Rights [Member]
Accounting Policies [Line Items]
Finite-Lived Intangible Asset, Useful Life	49 years
Maximum [Member]
Accounting Policies [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired	50.00%
Contract Period	3 years
Maximum [Member] | Use Rights [Member]
Accounting Policies [Line Items]
Finite-Lived Intangible Asset, Useful Life	88 years